RECEIVABLES	9 Months Ended
Sep. 30, 2024
Schedule Of Amounts Receivable
RECEIVABLES

4.	RECEIVABLES

As at	September 30, 2024	December 31, 2023
Trade accounts receivable	$981,369	$610,443
Sales tax receivable	29,000	39,169
	$1,010,369	$649,612
Current portion	$854,169	$649,612
Long term portion	156,200	-
	$1,010,369	$649,612

During the nine months ended September 30, 2024, the Company recorded a provision for doubtful accounts of $40,409 (2023 – $198,513).

The long-term receivable represents a refundable deposit that the Company has asked to have returned. The agreement allows for a two-year repayment term once the request has been made.